Business and Summary of Significant Accounting Policies Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015
Accounts Payable [Member]
Cash and Cash Equivalents [Line Items]
Book Overdrafts	$ 20.7	$ 19.6